Annual Fund Operating Expenses (Total Bond Market Index Portfolio Annuity)	Total Bond Market Index Portfolio Total Bond Market Index Portfolio - Total Bond Market Index Portfolio 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.19%